TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus,

Summary Prospectuses and Statement of Additional Information, as supplemented

Transamerica Goldman Sachs 70/30 Allocation VP

Transamerica Morgan Stanley Global Allocation VP

Transamerica International Focus VP

Transamerica T. Rowe Price Small Cap VP

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Transamerica Goldman Sachs 70/30 Allocation VP

Effective March 1, 2024, the following will replace the corresponding information in the Prospectus and Summary Prospectus for Transamerica Goldman Sachs 70/30 Allocation VP under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Goldman Sachs Asset Management, L.P.
Portfolio Managers:
Neill Nuttall	Portfolio Manager	since May 2020
Alexandra Wilson-Elizondo	Portfolio Manager	since January 2022
Siwen Wu	Portfolio Manager	since March 2024

Effective March 1, 2024, the following will replace the corresponding information in the Prospectus for Transamerica Goldman Sachs 70/30 Allocation VP under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Neill Nuttall	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the portfolio since 2020; Managing Director and Co-Chief Investment Officer of the Multi-Asset Solutions Group; employed with Goldman Sachs Asset Management, L.P. since 2014
Alexandra Wilson- Elizondo	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the portfolio since 2022; Managing Director and Co-Chief Investment Officer of the Multi-Asset Solutions Group; employed with Goldman Sachs Asset Management, L.P. since 2021; prior to 2021, employed by MacKay Shields since 2015
Siwen Wu	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the portfolio since 2024; Vice President of the Multi-Asset Solutions Group; employed with Goldman Sachs Asset Management, L.P. since 2014

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Effective March 1, 2024, the following will replace the corresponding information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Goldman Sachs Asset Management, L.P. (“GSAM”)”:

Transamerica Goldman Sachs 70/30 Allocation VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Neill Nuttall	34	$33.51 billion	28	$10.91 billion	132	$126.19 billion

Alexandra Wilson-Elizondo	30	$31.17 billion	0	$0	0	$0

Siwen Wu*	17	$21.74 billion	5	$2.64 billion	1	$558.10 million

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Neill Nuttall	0	$0	0	$0	2	$3.30 billion

Alexandra Wilson-Elizondo	0	$0	0	$0	0	$0

Siwen Wu*	0	$0	0	$0	0	$0

* As of December 31, 2023

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Transamerica Morgan Stanley Global Allocation VP

Effective immediately, the following will replace the corresponding information in the Prospectus and Summary Prospectus for Transamerica Morgan Stanley Global Allocation VP under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Morgan Stanley Investment Management Inc.
Portfolio Managers:
Cyril Moullè-Berteaux	Portfolio Manager	since May 2020
Mark Bavoso	Portfolio Manager	since May 2020

Effective immediately, the following will replace the corresponding information in the Prospectus for Transamerica Morgan Stanley Global Allocation VP under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Cyril Moullè-Berteaux	Morgan Stanley Investment Management Inc.	Lead Portfolio Manager of the portfolio since 2020; associated with Morgan Stanley Investment Management Inc. in an investment management capacity since 2011, and from 1995 to 2003; Managing Director; Head of the Global Multi-Asset team; Founding Partner and Portfolio Manager at Traxis Partners from 2003 to 2011
Mark Bavoso	Morgan Stanley Investment Management Inc.	Portfolio Manager of the portfolio since 2020; associated with Morgan Stanley Investment Management Inc. in an investment management capacity since 1986; Managing Director; Sr. Portfolio Manager of the Global Multi-Asset team

* * *

Effective immediately, the following will replace the corresponding information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Morgan Stanley Investment Management Inc. (“Morgan Stanley”):

Transamerica Morgan Stanley Global Allocation VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Cyril Moullè-Berteaux	6	$1.86 billion	8	$998.30 million	9	$5.91 billion

Mark Bavoso	6	$1.86 billion	7	$992.21 million	8	$5.85 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Cyril Moullè-Berteaux	0	$0	0	$0	2	$2.65 billion

Mark Bavoso	0	$0	0	$0	2	$2.65 billion

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Transamerica International Focus VP

Effective immediately, the following will replace the corresponding information in the Prospectus and Summary Prospectus for Transamerica International Focus VP under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Epoch Investment Partners, Inc.
Portfolio Managers:
Michael E. Brown, CFA	Portfolio Manager	since August 2021
Alfred Li, CFA	Portfolio Manager	since March 2018
Himanshu Sharma, CFA	Portfolio Manager	since January 2024
Terence Chung	Portfolio Manager	since January 2024

Effective immediately, the following will replace the corresponding information in the Prospectus for Transamerica International Focus VP under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Michael E. Brown, CFA	Epoch Investment Partners, Inc.	Portfolio Manager of the portfolio since 2021; employee of Epoch Investment Partners, Inc. since 2010; Vice-President, Director and Portfolio Manager, TD Asset Management Inc.
Alfred Li, CFA	Epoch Investment Partners, Inc.	Portfolio Manager of the portfolio since 2018; employee of Epoch Investment Partners, Inc. since 2006; Vice-President, Director and Portfolio Manager, TD Asset Management Inc.
Himanshu Sharma, CFA	Epoch Investment Partners, Inc.	Portfolio Manager of the portfolio since 2024; employee of Epoch Investment Partners, Inc. since 2006; Managing Director and Portfolio Manager, TD Asset Management Inc.
Terence Chung	Epoch Investment Partners, Inc.	Portfolio Manager of the portfolio since 2024; employee of Epoch Investment Partners, Inc. since 2017; Vice President, Portfolio Research, TD Asset Management Inc.

* * *

Effective immediately, the following will replace the corresponding information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Epoch Investment Partners, Inc. (“Epoch”):

Transamerica International Focus VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Michael E. Brown, CFA	0	$0	2	$409.59 million	0	$0

Alfred Li, CFA	1	$2.32 million	4	$687.27 million	3	$1.35 billion

Himanshu Sharma, CFA*	1	$0.09 billion	4	$954.81 million	0	$0

Terence Chung*	0	$0	0	$0	0	$0

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Michael E. Brown, CFA	0	$0	0	$0	0	$0

Alfred Li, CFA	0	$0	0	$0	0	$0

Himanshu Sharma, CFA*	0	$0	0	$0	0	$0

Terence Chung*	0	$0	0	$0	0	$0

  *  As of December 31, 2023

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Transamerica T. Rowe Price Small Cap VP

Effective immediately, the following will replace the corresponding information in the Prospectus and Summary Prospectus for Transamerica T. Rowe Price Small Cap VP under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: T. Rowe Price Associates, Inc.
Portfolio Managers:
David Corris, CFA	Portfolio Manager	since February 2024
Prashant Jeyaganesh, CFA	Portfolio Manager	since February 2024
Sudhir Nanda, CFA*	Portfolio Manager	since October 2006

* Effective August 1, 2024, Mr. Nanda will no longer serve as a Portfolio Manager of the portfolio.

Effective immediately, the following will replace the corresponding information in the Prospectus for Transamerica T. Rowe Price Small Cap VP under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
David Corris, CFA	T. Rowe Price Associates, Inc.	Portfolio Manager of the portfolio since 2024; employee of T. Rowe Price Associates, Inc. since 2021; Vice-President and Portfolio Manager
Prashant Jeyaganesh, CFA	T. Rowe Price Associates, Inc.	Portfolio Manager of the portfolio since 2024; employee of T. Rowe Price Associates, Inc. since 2006; Vice-President and Portfolio Manager
Sudhir Nanda, CFA*	T. Rowe Price Associates, Inc.	Portfolio Manager of the portfolio since 2006; employee of T. Rowe Price Associates, Inc. since 2000; Vice President and Portfolio Manager

 * Effective August 1, 2024, Mr. Nanda will no longer serve as a Portfolio Manager of the portfolio.

* * *

Effective immediately, the following will replace the corresponding information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – T. Rowe Price Associates, Inc. (“T. Rowe Price”):

Transamerica T. Rowe Price Small Cap VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

David Corris, CFA*	3	$521.8 million	0	$0	3	$27.8 million

Prashant Jeyaganesh, CFA*	3	$521.8 million	0	$0	3	$27.8 million

Sudhir Nanda, CFA**	2	$7.77 billion	4	$413.84 million	1	$106.33 million

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

David Corris, CFA*	0	$0	0	$0	0	$0

Prashant Jeyaganesh, CFA*	0	$0	0	$0	0	$0

Sudhir Nanda, CFA**	0	$0	0	$0	0	$0

 *  As of December 31, 2023

 ** Effective August 1, 2024, Mr. Nanda will no longer serve as a Portfolio Manager of the portfolio.

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Investors Should Retain this Supplement for Future Reference

February 23, 2024